Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	$ (35,367)	$ (98,667)	$ (110,542)
Deferred tax assets	194,552	226,716	212,372	$ 6,505
Deferred tax liabilities	(309,129)	(308,759)	(174,293)	$ (10,335)
Deferred tax assets unrealized loss on inventories [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	7,232	9,132
Effects on initial application of IFRS 9 and IFRS 15		(770)
Recognized in profit or loss	5,468	(1,130)
Ending balance	12,700	7,232	9,132
Property, plant and equipment, deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	64,183	55,494
Recognized in profit or loss	(25,515)	8,689
Ending balance	38,668	64,183	55,494
Provisions [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	12,396	21,643
Recognized in profit or loss	(6,796)	(9,247)
Ending balance	5,600	12,396	21,643
Deferred tax assets deferred revenue [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	34,156	39,485
Recognized in profit or loss	(6,506)	(5,329)
Ending balance	27,650	34,156	39,485
Net defined benefit liability [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	100,743	78,451
Recognized in profit or loss	(3,948)	7,889
Recognized in other comprehensive income	(4,183)	14,403
Ending balance	92,612	100,743	78,451
Unrealized exchange losses deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	3,575	8,167
Effects on initial application of IFRS 9 and IFRS 15		144
Recognized in profit or loss	13,721	(4,736)
Ending balance	17,296	3,575	8,167
Investment tax credit [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	4,420
Recognized in profit or loss	(4,420)	4,420
Ending balance		4,420
Other [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	11
Recognized in profit or loss	15	11
Ending balance	26	11
Deferred tax asset [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	226,716	212,372
Effects on initial application of IFRS 9 and IFRS 15		(626)
Recognized in profit or loss	(27,981)	567
Recognized in other comprehensive income	(4,183)	14,403
Ending balance	194,552	226,716	212,372
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(281,594)	(174,293)
Recognized in profit or loss	(7,386)	(107,301)
Ending balance	(288,980)	(281,594)	(174,293)
Deferred tax liabilities, contract assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Effects on initial application of IFRS 9 and IFRS 15		(8,067)
Recognized in profit or loss		8,067
Financial assets at fair value through other comprehensive income [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(27,165)
Effects on initial application of IFRS 9 and IFRS 15		(8,636)
Recognized in other comprehensive income	7,016	(18,529)
Ending balance	(20,149)	(27,165)
Deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(308,759)	(174,293)
Effects on initial application of IFRS 9 and IFRS 15		(16,703)
Recognized in profit or loss	(7,386)	(99,234)
Recognized in other comprehensive income	7,016	(18,529)
Ending balance	$ (309,129)	$ (308,759)	$ (174,293)